Fair Value Measurements (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 2,314,717,802	$ 1,995,108,955
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	142,728,000	349,785,674
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	69,805,046	77,421,990
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	452,919,891	650,577,082
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	142,728,000	349,785,674
Total | NiSource Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	237,993,144	221,265,715
Total | Money market government portfolio
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,393,701	2,103,703
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	69,805,046	77,421,990
(Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	452,919,891	650,577,082
(Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	142,728,000	349,785,674
(Level 1) | NiSource Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	237,993,144	221,265,715
(Level 1) | Money market government portfolio
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,393,701	2,103,703
(Level 1) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	69,805,046	77,421,990
(Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 2) | NiSource Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 2) | Money market government portfolio
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 2) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 3) | NiSource Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 3) | Money market government portfolio
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
(Level 3) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0